Report of Independent Registered Public
Accounting Firm
To the Shareholders and Board of
Trustees
Green Century Funds:
In planning and performing our audits of the financial statements of Green
Century Balanced Fund, Green Century
Equity Fund and Green Century MSCI
International Index Fund (the Funds),
three of the funds comprising the Green
Century Funds, as of and for the year
ended July 31, 2026, in accordance with
the standards of the Public Company
Accounting Oversight Board (United
States), we considered the Funds'
internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we express no such
opinion.
Management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S.
generally accepted accounting
principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S.
generally accepted accounting
principles, and that receipts and
expenditures of the company are being
made only in accordance with
authorizations of management and
directors of the company; and (3)
provide reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use, or
disposition of the company's assets that could have a material effect on the financial statements.
Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company
Accounting Oversight Board (United
States). However, we noted no
deficiencies in the Funds' internal
control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of July 31, 2026.
This report is intended solely for the
information and use of the management
and Board of Trustees of Green Century
Balanced Fund, Green Century Equity
Fund and Green Century MSCI
International Index Fund and the
Securities and Exchange Commission
and is not intended to be and should not be used by anyone other than these specified parties.






/s/ KPMG LLP
Boston, Massachusetts
September 21, 2026











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